Common Shares	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Common Shares
During the nine months ended September 30, 2017, the Company issued a total of 12,946 shares, with a fair value of $0.1 million to SSH pursuant to the Administrative Services Agreement relating to our Newbuilding Program.